Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Summary of Selected Operating Results of Discontinued Operations

Summarized selected operating results of the discontinued operations for the six-month periods ended June 30, 2025 are as follows:

For the Period February 20 - June 30, 2025
Revenues, net	$1,377,987
Cost of sales	(347,208)
Gross profit	1,030,779

Operating expenses:
Selling, general and administrative expenses	637,405
Marketing and e-commerce expenses	1,318,518
Loss on disposal of subsidiary	12,862,936
Total operating expenses	14,818,859

Operating loss	(13,788,080)

Other income:
Interest income	17,628
Total other income	17,628

Loss from discontinued operations	(288)

Net loss from discontinued operations	$(13,770,740)

The loss on sale of the Company’s subsidiary, Americana Liberty, is analyzed as follows:

Assets of Americana Liberty as of June 27, 2025	$1,957,873
Goodwill attributed to Americana Liberty as of June 27, 2025	$11,082,174
Trademark attributed to Americana Liberty as of June 27, 2025	$530,000
Liabilities of Americana Liberty as of June 27, 2025	$(372,169)
Net assets of Americana Liberty as of June 27, 2025	$13,197,878

Fair value of consideration for the disposal of Americana Liberty on June 27, 2025
Receivables	$334,942
Total fair value of consideration for the disposal of Americana Liberty on June 27, 2025	$334,942

Loss on disposal of Americana Liberty on June 27, 2025	$(12,862,936)